Subsequent Events (Detail) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2020	Jul. 31, 2020	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Upfront payment for financial royalty assets				$ 574,620	$ 1,231,736	$ 1,721,291	$ 269,593	$ 2,290,707
Subsequent Event
Subsequent Event [Line Items]
Upfront payment for financial royalty assets		$ 650,000
Subsequent Event | Funding Agreement With Biohaven Pharmaceuticals
Subsequent Event [Line Items]
Payment for purchase of royalties	$ 450,000
Purchase commitment, upfront payment	150,000
Purchase commitment, additional payments	100,000
Purchase commitment, purchase of committed, non-contingent Commercial Launch Preferred Equity payable	$ 200,000
Subsequent Event | Entyvio
Subsequent Event [Line Items]
Upfront payment to acquire royalty			$ 86,600